Long-Term Investments	12 Months Ended
Aug. 31, 2022
Long Term Investments Disclosure Abstract
LONG-TERM INVESTMENTS
9.	LONG-TERM INVESTMENTS

Long-term investments, consisted of the following:

	As of August 31,
	2021	2022
	RMB	RMB
Equity method investments:
Foshan Yingrui Gaoze Equity Investment Partnership (Limited Partnership) (“Gaoze Partnership”) (a)	42,934	3,338
Startcamp Education Technology Limited (“Startcamp”) (b)	8,364	8,211
BOTO Academic English Co., Ltd. (“BOTO”) (c)	1,464	1,464
Other investments (d)	647	439
Equity securities without readily determinable fair value (e)	22,034	27,034
Total	75,443	40,486

(a)	On June 1, 2020, Gaoze Partnership was established with the total committed capital of RMB 1,270,000. The Group participates in Gaoze Partnership as a limited partner, and invested RMB 42,000 and RMB 1,134 in fiscal year 2020 and 2021, respectively. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 19.84% interest in Gaoze Partnership. The fair value of the underlying investment of Gaoze Partnership is estimated using discounted cash flow model. Loss of RMB nil, RMB 200 and RMB 39,596 were recorded for the years ended August 31, 2020, 2021 and 2022, respectively, due to the fair value change of underlying investments of Gaoze Partnership.

(b)	The Group acquired 25% equity interest in Startcamp for total cash consideration of RMB 10,000 in the year ended August 31, 2019. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 539, RMB 998 and RMB 153 were recorded for the years ended August 31, 2020, 2021 and 2022, respectively.

(c)	The Group holds 30% equity interest in BOTO through acquisition of Can-achieve Education Consultants Co., Ltd. and its subsidiaries (“Can-achieve Group”) in fiscal year 2018. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 15, RMB 4 and RMB nil were recorded for the years ended August 31, 2020, 2021 and 2022, respectively.

(d)	The other investments include 46% equity interest in Beijing Cloud Apply Co., Ltd. through the acquisition of Can-achieve Group in fiscal year 2018 and 50% equity interest in Sanli Foundation Education Limited through the acquisition of Foundation Global Education Limited and its subsidiaries (“FGE Group”) in fiscal year 2018. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. During the year ended August 31, 2022, the Group redeemed its 50% equity interest in Sanli Foundation Education Limited by offsetting the consideration payable of RMB 251, which is equal to the investment cost. Loss of RMB 53, RMB 16 and gain of RMB 43 were recorded for the years ended August 31, 2020, 2021 and 2022, respectively.

(e)	The Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. No impairment loss was recorded during the years ended August 31, 2020, 2021 and 2022, respectively. During the year ended August 31, 2021, the Group acquired 18% equity interest in Shanghai Yurong Culture and Art Co., Ltd. (“Golden Ballet”) for a total cash consideration of RMB 21,951, and redeemed its 10% equity interest in Chengdu Qingjiao Education Technology Co., Ltd. with a total cash consideration of RMB 1,500, which is equal to the investment cost. During year ended August 31, 2022, the Group acquired 10% equity interest in Hurun Baixue (Shanghai) Industrial Co., Ltd for a total cash consideration RMB 5,000.